SEGMENT REPORTING	12 Months Ended
Dec. 31, 2020
SEGMENT REPORTING
SEGMENT REPORTING

NOTE 14 — SEGMENT REPORTING

The Company has determined that it operates in one operating segment and one reportable segment, as the CODM reviews financial information presented on a consolidated basis for purposes of making operating decisions, allocating resources, and evaluating financial performance.